Commitments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Commitments
22.	Commitments

The Company’s contractual obligations, not recorded on the balance sheet, at December 31, 2017, include:

	2018 $	2019 $	2020 $	2021 and later $
Leases	14,953	11,676	10,688	60,958
Purchase obligations	47,614	722	100	152
Totals	62,567	12,398	10,788	61,110

Purchase obligations in 2018 relate primarily to mine development expenditures in Greece as well as operating costs in Turkey.